Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ equity (deficit)
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	550,000,000
Common stock, shares issued (in shares)	128,198,185	37,631,052
Common stock, shares outstanding (in shares)	126,803,096	37,631,052
Treasury stock (in shares)	1,395,089	0
Series C Redeemable Convertible Preferred Stock
Liabilities and stockholders’ equity (deficit)
Redeemable convertible preferred stock, shares issued (in shares)	0	14,278,603
Redeemable convertible preferred stock, shares outstanding (in shares)	0	14,278,603
Redeemable convertible preferred stock, aggregate liquidation preference	$ 0	$ 40,089,539